Ordinary Shares (Details) - USD ($)	1 Months Ended
	May 26, 2021	Mar. 26, 2021	Jun. 30, 2022	Jun. 30, 2021
Ordinary Shares (Details) [Line Items]
Aggregate gross proceeds (in Dollars)	$ 4,000,000
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Aggregate offering price (in Dollars)		$ 15,000,000
Ordinary shares issued	1,387,925
Ordinary per share (in Dollars per share)	$ 2.882
Ordinary shares percentage	10.00%
Shares issued			63,095	198,125